Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2021
T06-QTLY-0621
1.9584812.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 16.3%
Aerospace & Defense – 16.3%
AAR Corp.	7,070	$ 284,497
Aerojet Rocketdyne Holdings, Inc.	13,671	638,709
AeroVironment, Inc. (a)	4,749	524,147
Axon Enterprise, Inc. (a)	13,246	2,008,226
BWX Technologies, Inc.	19,843	1,327,894
Cubic Corp.	6,534	489,005
Curtiss-Wright Corp.	8,647	1,105,951
Ducommun, Inc. (a)	2,249	132,534
General Dynamics Corp.	50,705	9,645,612
HEICO Corp.	9,020	1,270,016
HEICO Corp. Class A	15,141	1,912,006
Hexcel Corp. (a)	17,382	980,519
Howmet Aerospace, Inc. (a)	81,295	2,598,188
Huntington Ingalls Industries, Inc.	8,421	1,787,947
Kaman Corp.	4,958	264,509
Kratos Defense & Security Solutions, Inc. (a)	25,585	684,143
L3Harris Technologies, Inc.	43,671	9,137,283
Lockheed Martin Corp.	52,337	19,917,369
Maxar Technologies, Inc.	14,780	573,612
Mercury Systems, Inc. (a)	11,651	876,621
Moog, Inc. Class A	6,126	530,205
National Presto Industries, Inc.	980	100,822
Northrop Grumman Corp.	32,939	11,674,899
PAE, Inc. (a)	13,556	121,597
Parsons Corp. (a)	5,259	233,132
Raytheon Technologies Corp.	315,731	26,281,449
Spirit AeroSystems Holdings, Inc. Class A	21,996	1,004,997
Teledyne Technologies, Inc. (a)	7,671	3,434,690
Textron, Inc.	47,664	3,061,935
The Boeing Co. (a)	111,498	26,125,096
TransDigm Group, Inc. (a)	10,757	6,602,001
Triumph Group, Inc. (a)	10,686	180,807
Vectrus, Inc. (a)	2,446	128,048
Virgin Galactic Holdings, Inc. (a)	26,856	594,861
TOTAL AEROSPACE & DEFENSE		136,233,327
AIR FREIGHT & LOGISTICS – 6.7%
Air Freight & Logistics – 6.7%
Air Transport Services Group, Inc. (a)	3,090	81,329
Atlas Air Worldwide Holdings, Inc. (a)	1,469	99,760
CH Robinson Worldwide, Inc.	28,234	2,740,957
Echo Global Logistics, Inc. (a)	4,619	151,041
Expeditors International of Washington, Inc.	35,191	3,866,083
FedEx Corp.	51,864	15,056,638
Forward Air Corp.	5,753	507,932
Hub Group, Inc. Class A (a)	6,925	455,111
United Parcel Service, Inc. Class B	148,679	30,309,701

	Shares	Value

XPO Logistics, Inc. (a)	18,978	$ 2,640,219
TOTAL AIR FREIGHT & LOGISTICS		55,908,771
AIRLINES – 0.7%
Airlines – 0.7%
Alaska Air Group, Inc. (a)	6,448	445,815
Allegiant Travel Co. (a)	875	206,264
American Airlines Group, Inc. (a)	31,493	684,028
Delta Air Lines, Inc. (a)	33,190	1,557,275
Hawaiian Holdings, Inc. (a)	2,438	61,218
JetBlue Airways Corp. (a)	16,174	329,302
SkyWest, Inc.	2,559	127,080
Southwest Airlines Co.	30,719	1,928,539
Spirit Airlines, Inc. (a)	5,063	181,356
TOTAL AIRLINES		5,520,877
BUILDING PRODUCTS – 6.7%
Building Products – 6.7%
AAON, Inc.	8,746	572,076
Advanced Drainage Systems, Inc.	11,045	1,233,285
Allegion PLC	19,172	2,576,333
American Woodmark Corp. (a)	3,386	336,772
AO Smith Corp.	28,198	1,910,414
Apogee Enterprises, Inc.	5,259	184,749
Armstrong World Industries, Inc.	9,958	1,032,147
Builders FirstSource, Inc. (a)	40,537	1,972,936
Carrier Global Corp.	171,167	7,459,458
Cornerstone Building Brands, Inc. (a)	8,737	122,842
CSW Industrials, Inc.	3,088	418,146
Fortune Brands Home & Security, Inc.	28,851	3,028,778
Gibraltar Industries, Inc. (a)	6,758	620,790
Griffon Corp.	8,689	235,646
Insteel Industries, Inc.	3,730	142,225
JELD-WEN Holding, Inc. (a)	14,815	432,153
Johnson Controls International PLC	150,491	9,381,609
Lennox International, Inc.	7,167	2,403,382
Masco Corp.	54,367	3,472,964
Masonite International Corp. (a)	4,861	613,896
Owens Corning	22,549	2,182,969
PGT Innovations, Inc. (a)	12,409	326,729
Quanex Building Products Corp.	6,885	187,892
Resideo Technologies, Inc. (a)	26,423	792,954
Simpson Manufacturing Co., Inc.	8,125	915,687
The AZEK Co., Inc. (a)	19,351	934,266
Trane Technologies PLC	49,932	8,679,679
Trex Co., Inc. (a)	24,118	2,604,503
UFP Industries, Inc.	12,735	1,070,249
TOTAL BUILDING PRODUCTS		55,845,529
COMMERCIAL SERVICES & SUPPLIES – 6.4%
Commercial Printing – 0.2%
Brady Corp. Class A	10,090	550,611

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
Cimpress PLC (a)	3,790	$ 361,036
Deluxe Corp.	8,706	383,238
Ennis, Inc.	5,551	115,072
		1,409,957
Diversified Support Services – 1.9%
Cintas Corp.	18,493	6,382,674
Copart, Inc. (a)	44,180	5,500,852
Healthcare Services Group, Inc.	15,496	464,105
IAA, Inc. (a)	28,029	1,760,502
KAR Auction Services, Inc.	26,890	403,081
Matthews International Corp. Class A	6,217	257,259
UniFirst Corp.	3,158	707,992
Viad Corp.	4,325	180,180
		15,656,645
Environmental & Facilities Services – 3.8%
ABM Industries, Inc.	13,937	716,501
BrightView Holdings, Inc. (a)	6,713	120,364
Casella Waste Systems, Inc. Class A (a)	10,443	700,830
Clean Harbors, Inc. (a)	10,915	970,998
Covanta Holding Corp.	24,612	370,165
Harsco Corp. (a)	16,402	294,088
Heritage-Crystal Clean, Inc. (a)	3,177	91,243
Montrose Environmental Group, Inc. (a)	3,957	214,509
Republic Services, Inc.	46,377	4,929,875
Rollins, Inc.	46,081	1,717,900
SP Plus Corp. (a)	4,578	157,163
Stericycle, Inc. (a)	19,086	1,455,880
Tetra Tech, Inc.	11,191	1,428,307
US Ecology, Inc. (a)	5,909	250,896
Waste Connections, Inc.	54,656	6,510,076
Waste Management, Inc.	87,846	12,120,113
		32,048,908
Office Services & Supplies – 0.4%
ACCO Brands Corp.	19,838	170,210
Herman Miller, Inc.	12,348	512,442
HNI Corp.	8,923	377,800
Interface, Inc.	12,043	154,632
Kimball International, Inc. Class B	7,808	113,841
Knoll, Inc.	10,511	251,213
MSA Safety, Inc.	7,711	1,239,620
Pitney Bowes, Inc.	24,640	184,061
Steelcase, Inc. Class A	17,343	239,333
		3,243,152
Security & Alarm Services – 0.1%
ADT, Inc.	31,589	290,619
CoreCivic, Inc.	24,529	190,590
The Brink's Co.	10,282	821,737
		1,302,946
TOTAL COMMERCIAL SERVICES & SUPPLIES		53,661,608

	Shares	Value
CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	31,432	$ 2,088,028
Aegion Corp. (a)	6,454	194,265
Ameresco, Inc. Class A (a)	4,352	229,742
API Group Corp. (a)(b)	23,141	491,978
Arcosa, Inc.	10,016	603,865
Argan, Inc.	3,106	155,766
Comfort Systems USA, Inc.	7,605	626,348
Construction Partners, Inc. Class A (a)	5,200	164,996
Dycom Industries, Inc. (a)	6,613	620,366
EMCOR Group, Inc.	11,441	1,370,632
Fluor Corp. (a)	27,883	640,751
Granite Construction, Inc.	9,841	374,942
Great Lakes Dredge & Dock Corp. (a)	13,579	213,190
IES Holdings, Inc. (a)	1,813	95,708
MasTec, Inc. (a)	12,318	1,285,507
MYR Group, Inc. (a)	3,447	268,521
NV5 Global, Inc. (a)	2,648	238,664
Primoris Services Corp.	9,469	309,258
Quanta Services, Inc.	28,946	2,797,341
Sterling Construction Co., Inc. (a)	5,867	122,327
Tutor Perini Corp. (a)	8,669	139,571
Valmont Industries, Inc.	4,412	1,089,102
WillScot Mobile Mini Holdings Corp. (a)	33,256	973,403
TOTAL CONSTRUCTION & ENGINEERING		15,094,271
ELECTRICAL EQUIPMENT – 6.9%
Electrical Components & Equipment – 6.8%
Acuity Brands, Inc.	7,684	1,425,536
AMETEK, Inc.	47,833	6,454,107
Atkore, Inc. (a)	9,857	771,606
Eaton Corp. PLC	82,861	11,843,323
Emerson Electric Co.	124,315	11,249,264
Encore Wire Corp.	4,265	318,510
EnerSys	8,874	812,681
FuelCell Energy, Inc. (a)	61,408	596,272
Generac Holdings, Inc. (a)	13,051	4,227,871
GrafTech International Ltd.	36,163	459,993
Hubbell, Inc.	11,254	2,160,880
nVent Electric PLC	33,670	1,025,251
Plug Power, Inc. (a)	97,307	2,774,223
Regal-Beloit Corp.	8,439	1,218,845
Rockwell Automation, Inc.	24,146	6,380,822
Sensata Technologies Holding PLC (a)	32,769	1,892,082
Sunrun, Inc. (a)	24,729	1,211,721
Thermon Group Holdings, Inc. (a)	7,058	134,808
Vertiv Holdings Co.	47,891	1,087,126
Vicor Corp. (a)	4,290	395,667
		56,440,588
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	5,380	283,203

Quarterly Report	3

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – continued
Bloom Energy Corp. Class A (a)	25,918	$673,090
TPI Composites, Inc. (a)	6,398	340,054
		1,296,347
TOTAL ELECTRICAL EQUIPMENT		57,736,935
INDUSTRIAL CONGLOMERATES – 11.1%
Industrial Conglomerates – 11.1%
3M Co.	119,913	23,639,649
Carlisle Cos., Inc.	11,121	2,131,340
General Electric Co.	1,821,065	23,892,373
Honeywell International, Inc.	145,870	32,534,845
Raven Industries, Inc.	7,449	302,578
Roper Technologies, Inc.	21,815	9,739,088
TOTAL INDUSTRIAL CONGLOMERATES		92,239,873
MACHINERY – 21.1%
Agricultural & Farm Machinery – 3.3%
AGCO Corp.	13,266	1,935,775
Deere & Co.	61,883	22,949,310
Lindsay Corp.	2,237	370,850
The Toro Co.	22,336	2,559,706
		27,815,641
Construction Machinery & Heavy Trucks – 6.1%
Alamo Group, Inc.	2,120	333,370
Allison Transmission Holdings, Inc.	23,474	973,467
Astec Industries, Inc.	4,290	321,793
Blue Bird Corp. (a)	2,776	74,785
Caterpillar, Inc.	112,922	25,758,637
Cummins, Inc.	30,782	7,758,295
Douglas Dynamics, Inc.	4,710	210,678
Federal Signal Corp.	12,657	524,380
Meritor, Inc. (a)	14,214	384,204
Navistar International Corp. (a)	9,325	412,631
Nikola Corp. (a)	27,860	322,340
Oshkosh Corp.	14,206	1,767,653
PACCAR, Inc.	72,020	6,473,158
REV Group, Inc.	5,903	107,671
Terex Corp.	14,451	679,052
The Greenbrier Cos., Inc.	6,792	320,854
The Manitowoc Co., Inc. (a)	7,092	162,265
The Shyft Group, Inc.	5,587	197,892
Trinity Industries, Inc.	19,050	526,542
Wabash National Corp.	11,102	195,506
Westinghouse Air Brake Technologies Corp.	37,579	3,084,109
		50,589,282
Industrial Machinery – 11.7%
Albany International Corp. Class A	6,380	569,351
Altra Industrial Motion Corp.	13,416	791,678
Barnes Group, Inc.	9,997	499,050

	Shares	Value

Chart Industries, Inc. (a)	7,497	$ 1,204,243
CIRCOR International, Inc. (a)	3,762	129,300
Colfax Corp. (a)	24,705	1,116,419
Columbus McKinnon Corp.	4,961	245,619
Crane Co.	9,668	909,372
Donaldson Co., Inc.	26,321	1,655,065
Dover Corp.	29,958	4,469,434
Energy Recovery, Inc. (a)	8,068	171,042
Enerpac Tool Group Corp.	12,636	336,118
EnPro Industries, Inc.	4,100	351,165
ESCO Technologies, Inc.	5,386	585,781
Evoqua Water Technologies Corp. (a)	24,831	709,670
Flowserve Corp.	27,146	1,076,067
Fortive Corp.	63,086	4,467,751
Franklin Electric Co., Inc.	8,158	663,001
Gates Industrial Corp. PLC (a)	12,307	212,296
Graco, Inc.	34,905	2,680,704
Helios Technologies, Inc.	6,288	454,497
Hillenbrand, Inc.	15,549	763,300
Hyster-Yale Materials Handling, Inc.	1,307	105,671
IDEX Corp.	15,732	3,527,114
Illinois Tool Works, Inc.	65,801	15,164,498
Ingersoll Rand, Inc. (a)	73,796	3,646,260
ITT, Inc.	17,987	1,696,354
John Bean Technologies Corp.	6,591	958,200
Kadant, Inc.	2,416	430,120
Kennametal, Inc.	17,354	696,937
Lincoln Electric Holdings, Inc.	11,765	1,506,508
Luxfer Holdings PLC	5,795	128,127
Mueller Industries, Inc.	10,792	484,237
Mueller Water Products, Inc. Class A	31,526	452,713
Nordson Corp.	11,477	2,426,353
Omega Flex, Inc.	643	102,237
Otis Worldwide Corp.	85,555	6,662,168
Parker Hannifin Corp.	26,786	8,405,715
Pentair PLC	34,646	2,235,013
Proto Labs, Inc. (a)	5,288	592,573
RBC Bearings, Inc. (a)	5,228	1,042,620
Rexnord Corp.	25,053	1,250,896
Snap-on, Inc.	10,710	2,544,696
SPX Corp. (a)	9,321	565,412
SPX FLOW, Inc.	8,772	584,128
Standex International Corp.	2,544	241,222
Stanley Black & Decker, Inc.	33,314	6,888,336
Tennant Co.	3,701	292,046
The Gorman-Rupp Co.	3,624	125,100
The Middleby Corp. (a)	11,561	2,096,241
The Timken Co.	14,142	1,186,090
Trimas Corp. (a)	8,999	286,528
Watts Water Technologies, Inc. Class A	5,381	670,204
Welbilt, Inc. (a)	27,934	624,046
Woodward, Inc.	12,439	1,554,999
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Xylem, Inc.	37,463	$ 4,145,281
		97,379,566
TOTAL MACHINERY		175,784,489
MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd.	4,292	65,839
Kirby Corp. (a)	3,099	197,407
Matson, Inc.	2,267	148,103
TOTAL MARINE		411,349
PROFESSIONAL SERVICES – 7.1%
Human Resource & Employment Services – 1.0%
ASGN, Inc. (a)	11,039	1,161,082
Barrett Business Services, Inc.	1,569	115,055
Heidrick & Struggles International, Inc.	4,023	170,173
Insperity, Inc.	7,612	666,355
Kelly Services, Inc. Class A (a)	7,113	178,181
Kforce, Inc.	4,108	230,212
Korn Ferry	11,307	767,632
ManpowerGroup, Inc.	11,997	1,450,317
Robert Half International, Inc.	23,753	2,081,000
TriNet Group, Inc. (a)	9,014	709,492
TrueBlue, Inc. (a)	7,312	206,930
Upwork, Inc. (a)	16,417	756,167
		8,492,596
Research & Consulting Services – 6.1%
Booz Allen Hamilton Holding Corp.	28,635	2,375,273
CACI International, Inc. Class A (a)	5,236	1,334,447
CBIZ, Inc. (a)	10,877	365,358
CoreLogic, Inc.	16,183	1,289,785
CoStar Group, Inc. (a)	8,210	7,014,870
Equifax, Inc.	25,293	5,797,914
Exponent, Inc.	10,765	1,036,993
Forrester Research, Inc. (a)	2,458	106,800
FTI Consulting, Inc. (a)	7,428	1,031,378
Huron Consulting Group, Inc. (a)	4,698	264,310
ICF International, Inc.	3,963	360,871
IHS Markit Ltd.	78,684	8,464,825
Jacobs Engineering Group, Inc.	26,928	3,597,850
KBR, Inc.	29,590	1,170,580
Leidos Holdings, Inc.	28,067	2,842,626
ManTech International Corp. Class A	5,628	480,350
Nielsen Holdings PLC	70,670	1,812,686
Resources Connection, Inc.	6,405	90,375
Science Applications International Corp.	10,881	972,979
TransUnion	39,548	4,136,325
Verisk Analytics, Inc.	32,112	6,043,478

	Shares	Value

Willdan Group, Inc. (a)	2,443	$ 93,249
		50,683,322
TOTAL PROFESSIONAL SERVICES		59,175,918
ROAD & RAIL – 11.4%
Railroads – 8.1%
CSX Corp.	159,003	16,019,552
Kansas City Southern	19,459	5,686,114
Norfolk Southern Corp.	52,803	14,744,710
Union Pacific Corp.	140,078	31,109,923
		67,560,299
Trucking – 3.3%
AMERCO	2,050	1,223,092
ArcBest Corp.	5,336	388,247
Avis Budget Group, Inc. (a)	11,626	1,041,806
Heartland Express, Inc.	9,351	173,835
JB Hunt Transport Services, Inc.	17,568	2,999,033
Knight-Swift Transportation Holdings, Inc.	26,541	1,250,612
Landstar System, Inc.	8,002	1,378,585
Marten Transport Ltd.	12,933	216,240
Old Dominion Freight Line, Inc.	19,508	5,029,357
Ryder System, Inc.	11,210	895,006
Saia, Inc. (a)	5,467	1,282,012
Schneider National, Inc. Class B	10,896	264,010
Uber Technologies, Inc. (a)	201,677	11,045,849
Werner Enterprises, Inc.	13,030	602,377
		27,790,061
TOTAL ROAD & RAIL		95,350,360
TRADING COMPANIES & DISTRIBUTORS – 3.4%
Trading Companies & Distributors – 3.4%
Air Lease Corp.	22,524	1,052,096
Applied Industrial Technologies, Inc.	8,056	770,637
Beacon Roofing Supply, Inc. (a)	11,514	648,584
Boise Cascade Co.	8,046	536,829
CAI International, Inc.	3,330	141,692
DXP Enterprises, Inc. (a)	3,482	101,918
Fastenal Co.	119,342	6,239,200
GATX Corp.	6,551	640,098
GMS, Inc. (a)	8,885	388,363
H&E Equipment Services, Inc.	6,748	262,497
Herc Holdings, Inc. (a)	4,276	451,546
McGrath RentCorp	5,030	412,359
MRC Global, Inc. (a)	16,905	159,245
MSC Industrial Direct Co., Inc. Class A	9,503	856,791
NOW, Inc. (a)	22,941	225,281
Rush Enterprises, Inc. Class A	8,737	431,258
Rush Enterprises, Inc. Class B	1,177	51,541
SiteOne Landscape Supply, Inc. (a)	9,223	1,654,422
Systemax, Inc.	2,832	120,983
Triton International Ltd.	13,341	669,318
United Rentals, Inc. (a)	15,011	4,802,769

Quarterly Report	5

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Univar Solutions, Inc. (a)	35,442	$ 827,571
Watsco, Inc.	6,835	2,001,698
WESCO International, Inc. (a)	10,431	956,731
WW Grainger, Inc.	9,493	4,115,595
TOTAL TRADING COMPANIES & DISTRIBUTORS		28,519,022
TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	15,530	517,304
TOTAL COMMON STOCKS (Cost $677,900,411)		831,999,633
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,900,000)	1,900,000	1,900,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $679,800,411)		833,899,633
NET OTHER ASSETS (LIABILITIES) (d) – 0.0%		327,647
NET ASSETS – 100.0%		$ 834,227,280

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $491,978 or 0.1% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $133,600 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2021	$ 226,150	$ (7,081)	$ (7,081)
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	18	June 2021	1,843,740	78,089	78,089
Total Equity Index Contracts					$ 71,008
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report